Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2025
Postemployment Benefits [Abstract]
Long-Term Employee Benefit Liabilities
19. LONG-TERM EMPLOYEE BENEFIT LIABILITIES
Long-term employee benefit liabilities consist of:

	2025	2024

Defined benefit pension plans and other [a]	$129	$126
Termination and long-term service arrangements [b]	398	375
Retirement medical benefits plans	17	17
Other long-term employee benefits	10	15
Long-term employee benefit obligations	$554	$533

[a]	Defined benefit pension plans
The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements.
The significant weighted average actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2025	2024

Projected benefit obligation
Discount rate	4.8%	4.6%
Rate of compensation increase	2.7%	3.2%

Net periodic benefit cost
Discount rate	4.8%	4.1%
Rate of compensation increase	2.7%	3.2%
Expected return on plan assets	5.4%	5.9%
Information about the Company’s defined benefit pension plans is as follows:

	2025	2024

Projected benefit obligation
Beginning of year	$475	$511
Current service cost	5	7
Interest cost	20	22
Actuarial gains and changes in actuarial assumptions	(15)	(17)
Benefits paid	(26)	(22)
Divestiture	(1)	—
Foreign exchange	21	(26)
End of year	479	475

Plan assets at fair value [i]
Beginning of year	405	427
Return on plan assets	27	17
Employer contributions	3	5
Benefits paid	(26)	(22)
Foreign exchange	14	(22)
End of year	423	405

Ending funded status – Plan deficit	$56	$70

Amounts recorded in the consolidated balance sheet
Non-current asset [note 15]	$75	$57
Current liability	2	1
Non-current liability	129	126
Net liability	$56	$70

Unrecognized actuarial losses recorded in accumulated other comprehensive income	$(46)	$(72)

Net periodic benefit cost
Current service cost	$5	$7
Interest cost	20	22
Return on plan assets	(21)	(24)
Actuarial losses (gains)	3	(18)
Net periodic benefit cost	$7	$(13)

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2025 and the target allocation range for 2026 are as follows:

	2026	2025

Fixed income securities	60-85%	65%
Equity securities	14-45%	28%
Cash and cash equivalents	0-10%	7%
	100%	100%
Substantially all of the plan assets’ fair value has been determined using significant observable inputs [level 2] from indirect market prices on regulated financial exchanges.
The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

[b]	Termination and long-term service arrangements
Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to certain employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.
The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long-term service benefit obligations and net periodic benefit cost are as follows:

	2025	2024

Discount rate	5.7%	5.2%
Rate of compensation increase	3.6%	3.5%

Information about the Company’s termination and long-term service arrangements is as follows:

	2025	2024

Projected benefit obligation
Beginning of year	$391	$445
Current service cost	10	16
Interest cost	21	20
Actuarial gains and changes in actuarial assumptions	(9)	(4)
Benefits paid	(45)	(46)
Foreign exchange	49	(40)
Ending funded status – Plan deficit	$417	$391

Amounts recorded in the consolidated balance sheet
Current liability	$19	$16
Non-current liability	398	375
Net liability	$417	$391

Unrecognized actuarial losses recorded in accumulated other comprehensive income	$(41)	$(51)

Net periodic benefit cost
Current service cost	$10	$16
Interest cost	21	20
Actuarial (gains) losses	(1)	3
Net periodic benefit cost	$30	$39

[c]	Future benefit payments

	Defined benefit pension plans	Termination and long-term service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2026	$7	$19	$1	$27

Expected benefit payments:
2026	$28	$19	$1	$48
2027	28	17	1	46
2028	29	21	1	51
2029	29	26	1	56
2030	30	28	1	59
Thereafter	159	208	6	373
	$303	$319	$11	$633